Document and Entity Information	12 Months Ended
	Mar. 31, 2012	May 25, 2012
Document And Entity Information
Entity Registrant Name	Koffee Korner Inc.
Entity Central Index Key	0001544238
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,530,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012